AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 47.0%
Financial Institutions – 26.7%
Banking – 20.9%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	$10,218	$10,154,853
4.80%, 04/18/2026(a)	800	795,752
Ally Financial, Inc. 4.625%, 03/30/2025	2,524	2,510,194
5.125%, 09/30/2024	2,421	2,419,209
5.80%, 05/01/2025	122	122,326
Bank of America Corp. 1.53%, 12/06/2025	973	962,511
Series L 3.95%, 04/21/2025	9,721	9,640,510
Bank of Nova Scotia (The) 3.45%, 04/11/2025	4,845	4,799,893
Barclays PLC 4.375%, 09/11/2024	3,923	3,921,509
BNP Paribas SA 3.375%, 01/09/2025(a)	3,109	3,085,465
4.25%, 10/15/2024	8,344	8,325,309
4.375%, 09/28/2025(a)	3,119	3,090,180
BPCE SA 2.375%, 01/14/2025(a)	752	743,014
4.50%, 03/15/2025(a)	6,924	6,875,255
Capital One Financial Corp. 3.30%, 10/30/2024	3,511	3,498,255
4.25%, 04/30/2025	1,643	1,633,405
Citigroup, Inc. 3.875%, 03/26/2025	6,253	6,201,725
4.40%, 06/10/2025	9,165	9,116,242
Cooperatieve Rabobank UA 4.375%, 08/04/2025	11,030	10,952,239
Credit Agricole SA 4.375%, 03/17/2025(a)	14,631	14,517,317
Danske Bank A/S 3.244%, 12/20/2025(a)	202	200,511
Deutsche Bank AG/New York NY 3.961%, 11/26/2025	10,703	10,660,402
Discover Bank 2.45%, 09/12/2024	4,660	4,653,989
Discover Financial Services 3.95%, 11/06/2024	476	474,401
Goldman Sachs Group, Inc. (The) 3.50%, 01/23/2025	4,422	4,391,444
5.855% (SOFR + 0.49%), 10/21/2024(b)	913	913,082
HSBC Holdings PLC 4.25%, 08/18/2025	1,103	1,093,128
Intesa Sanpaolo SpA Series XR 3.25%, 09/23/2024(a)	3,147	3,143,570
JPMorgan Chase & Co. 1.561%, 12/10/2025	13,372	13,228,518
Lloyds Banking Group PLC 4.50%, 11/04/2024	14,013	13,974,604

	Principal Amount (000)	U.S. $ Value

Macquarie Group Ltd. 6.207%, 11/22/2024(a)	$2,921	$2,925,878
Manufacturers & Traders Trust Co. Series B 2.90%, 02/06/2025	10,539	10,413,797
Morgan Stanley 1.164%, 10/21/2025	5,191	5,156,843
2.63%, 02/18/2026	4,643	4,586,355
Series G 5.878% (SOFR + 0.51%), 01/22/2025(b)	1,038	1,038,322
Series I 0.864%, 10/21/2025	5,063	5,030,192
Santander Holdings USA, Inc. 3.45%, 06/02/2025	5,803	5,722,628
4.50%, 07/17/2025	5,300	5,265,338
Societe Generale SA 2.226%, 01/21/2026(a)	1,471	1,452,333
2.625%, 01/22/2025(a)	8,719	8,615,418
4.25%, 04/14/2025(a)	4,460	4,417,898
4.75%, 11/24/2025(a)	898	889,720
Sumitomo Mitsui Financial Group, Inc. 2.348%, 01/15/2025	4,867	4,816,919
Synchrony Financial 4.50%, 07/23/2025	1,924	1,909,916
4.875%, 06/13/2025	439	437,126
Truist Financial Corp. 2.85%, 10/26/2024	840	836,581
UBS AG/Stamford CT 7.95%, 01/09/2025	1,872	1,887,463
UBS Group AG 3.75%, 03/26/2025	7,486	7,425,214
Western Union Co. (The) 2.85%, 01/10/2025	4,540	4,495,644

		233,422,397

Brokerage – 1.1%
Nomura Holdings, Inc. 2.648%, 01/16/2025	12,198	12,076,020
5.099%, 07/03/2025	493	492,684

		12,568,704

Finance – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/2025	672	667,222
4.45%, 10/01/2025	539	536,025
6.50%, 07/15/2025	168	169,633
Series 3NC1 1.75%, 10/29/2024	1,336	1,327,864
Air Lease Corp. 2.30%, 02/01/2025	2,597	2,562,512
Aircastle Ltd. 5.25%, 08/11/2025(a)	9,937	9,909,176

	Principal Amount (000)	U.S. $ Value

Aviation Capital Group LLC 1.95%, 01/30/2026(a)	$4,192	$4,011,241
1.95%, 09/20/2026(a)	368	345,994
4.125%, 08/01/2025(a)	3,237	3,199,774
5.50%, 12/15/2024(a)	2,852	2,844,813

		25,574,254

Insurance – 0.9%
Humana, Inc. 3.85%, 10/01/2024	5,332	5,322,456
Lincoln National Corp. 3.35%, 03/09/2025	4,853	4,803,984

		10,126,440

REITs – 1.5%
American Tower Corp. 4.00%, 06/01/2025	5,297	5,251,923
Brixmor Operating Partnership LP 3.85%, 02/01/2025	1,006	998,566
Equinix, Inc. 2.625%, 11/18/2024	4,381	4,353,443
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	4,119	4,103,924
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)	2,079	2,076,152

		16,784,008

		298,475,803

Industrial – 18.4%
Basic – 0.6%
Eastman Chemical Co. 3.80%, 03/15/2025	470	466,202
Nutrien Ltd. 3.00%, 04/01/2025	3,075	3,038,930
5.90%, 11/07/2024	2,394	2,395,030
WRKCo, Inc. 3.00%, 09/15/2024	1,113	1,111,898

		7,012,060

Capital Goods – 1.6%
3M Co. 2.65%, 04/15/2025	4,987	4,911,896
Boeing Co. (The) 2.85%, 10/30/2024	8,056	8,017,089
6.259%, 05/01/2027(a)	1,849	1,903,416
CNH Industrial Capital LLC 3.95%, 05/23/2025	1,660	1,644,413
Parker-Hannifin Corp. 3.30%, 11/21/2024	1,163	1,158,441

		17,635,255

Communications - Media – 1.9%
Cox Communications, Inc. 3.85%, 02/01/2025(a)	4,566	4,531,252

	Principal Amount (000)	U.S. $ Value

Discovery Communications LLC 3.45%, 03/15/2025	$5,600	$5,537,840
Fox Corp. 3.05%, 04/07/2025	4,867	4,807,282
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,740	2,730,602
WPP Finance 2010 3.75%, 09/19/2024	3,875	3,870,234

		21,477,210

Communications - Telecommunications – 0.5%
Sprint LLC 7.625%, 02/15/2025	559	561,046
T-Mobile USA, Inc. 3.50%, 04/15/2025	4,850	4,797,329

		5,358,375

Consumer Cyclical - Automotive – 2.7%
Aptiv PLC/Aptiv Corp. 2.396%, 02/18/2025	5,642	5,562,560
Ford Motor Credit Co., LLC 2.30%, 02/10/2025	1,525	1,502,659
4.063%, 11/01/2024	3,000	2,990,760
5.125%, 06/16/2025	536	534,553
General Motors Financial Co., Inc. 3.80%, 04/07/2025	516	511,284
4.00%, 01/15/2025	499	496,176
5.35%, 07/15/2027	5,196	5,288,645
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)	2,582	2,537,744
Hyundai Capital America 1.00%, 09/17/2024(a)	2,618	2,613,235
5.275%, 06/24/2027(a)	5,199	5,275,581
5.875%, 04/07/2025(a)	535	536,327
Volkswagen Group of America Finance LLC 2.85%, 09/26/2024(a)	2,717	2,712,001

		30,561,525

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(a)	2,540	2,473,452

Consumer Cyclical - Other – 0.4%
DR Horton, Inc. 2.50%, 10/15/2024	4,556	4,538,004

Consumer Cyclical - Retailers – 1.4%
AutoNation, Inc. 3.50%, 11/15/2024	511	508,190
AutoZone, Inc. 3.25%, 04/15/2025	4,965	4,903,533
Lowe’s Cos., Inc. 4.00%, 04/15/2025	4,924	4,893,028

	Principal Amount (000)	U.S. $ Value

PVH Corp. 4.625%, 07/10/2025	$5,364	$5,352,789

		15,657,540

Consumer Non-Cyclical – 2.3%
Altria Group, Inc. 2.35%, 05/06/2025	4,912	4,821,717
Campbell Soup Co. 3.30%, 03/19/2025	1,702	1,684,044
3.95%, 03/15/2025	2,702	2,684,680
CVS Health Corp. 4.10%, 03/25/2025	1,746	1,736,205
HCA, Inc. 5.375%, 02/01/2025	5,017	5,010,829
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)	2,939	2,930,653
2.25%, 09/19/2024(a)	1,263	1,260,853
Reynolds American, Inc. 4.45%, 06/12/2025	842	837,748
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	4,568	4,526,340

		25,493,069

Energy – 3.8%
Boardwalk Pipelines LP 4.95%, 12/15/2024	4,485	4,473,743
Devon Energy Corp. 5.25%, 09/15/2024	3,320	3,318,141
Energy Transfer LP 4.05%, 03/15/2025	4,816	4,783,926
Kinder Morgan Energy Partners LP 4.25%, 09/01/2024	4,525	4,525,000
Marathon Petroleum Corp. 3.625%, 09/15/2024	2,868	2,865,734
4.70%, 05/01/2025	2,250	2,241,743
MPLX LP 4.875%, 12/01/2024	5,233	5,223,371
Phillips 66 3.85%, 04/09/2025	4,937	4,894,986
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024	4,756	4,738,355
Western Midstream Operating LP 3.10%, 02/01/2025	5,111	5,056,261

		42,121,260

Services – 1.4%
eBay, Inc. 1.90%, 03/11/2025	5,635	5,537,965
Global Payments, Inc. 2.65%, 02/15/2025	4,448	4,390,043
PayPal Holdings, Inc. 2.40%, 10/01/2024	5,650	5,635,818

		15,563,826

	Principal Amount (000)	U.S. $ Value

Technology – 1.2%
Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	$4,329	$4,328,221
Intel Corp. 3.40%, 03/25/2025	5,600	5,539,128
Oracle Corp. 2.50%, 04/01/2025	625	615,363
2.95%, 11/15/2024	3,037	3,021,116

		13,503,828

Transportation - Services – 0.4%
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	4,226	4,212,942

		205,608,346

Utility – 1.9%
Electric – 1.9%
CenterPoint Energy, Inc. 2.50%, 09/01/2024	4,327	4,327,000
DTE Energy Co. 4.22%, 11/01/2024	5,458	5,444,355
Edison International 3.55%, 11/15/2024	4,790	4,764,996
4.95%, 04/15/2025	648	645,674
Enel Finance International NV 2.65%, 09/10/2024(a)	5,130	5,126,204
Eversource Energy Series L 2.90%, 10/01/2024	512	510,807

		20,819,036

Total Corporates - Investment Grade (cost $523,450,515)		524,903,185

GOVERNMENTS - TREASURIES – 33.1%
United States – 33.1%
U.S. Treasury Notes 4.375%, 07/31/2026	43,460	43,785,950
4.625%, 06/30/2026	34,528	34,905,246
5.169% (US TBILL 3 Month + 0.13%), 07/31/2025(b)	40,000	39,978,624
5.184% (US TBILL 3 Month + 0.14%), 10/31/2024(b)	41,000	40,990,738
5.213% (US TBILL 3 Month + 0.17%), 04/30/2025(b)	55,000	54,984,104
5.214% (US TBILL 3 Month + 0.17%), 10/31/2025(b)	40,000	39,995,449
5.226% (US TBILL 3 Month + 0.18%), 07/31/2026(b)	55,000	55,000,972
5.244% (US TBILL 3 Month + 0.20%), 01/31/2025(b)	40,200	40,204,047
5.289% (US TBILL 3 Month + 0.25%), 01/31/2026(b)	20,000	20,014,904

Total Governments - Treasuries (cost $369,500,174)		369,860,034

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 9.1%
Autos - Fixed Rate – 4.6%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)	$1,973	$1,986,095
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	800	804,120
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)	1,427	1,446,778
Carvana Auto Receivables Trust
Series 2023-N3, Class A 6.41%, 09/10/2027(a)	516	518,252
Series 2024-N2, Class A2 5.90%, 08/10/2027(a)	7,952	7,977,343
CPS Auto Receivables Trust Series 2024-C, Class A 5.88%, 02/15/2028(a)	4,384	4,398,350
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(a)	1,150	1,169,983
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	129	128,970
Hyundai Auto Receivables Trust Series 2021-A, Class B 1.09%, 05/17/2027	5,071	4,919,303
Lendbuzz Securitization Trust
Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	667	676,396
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	1,003	1,020,412
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	1,104	1,127,220
Lobel Automobile Receivables Trust
Series 2023-1, Class A 6.97%, 07/15/2026(a)	57	56,916
Series 2023-2, Class A 7.59%, 04/16/2029(a)	786	790,588
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)	3,258	3,296,570
Octane Receivables Trust Series 2023-2A, Class A2 5.88%, 06/20/2031(a)	1,462	1,467,453
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A 7.13%, 01/26/2032(a)	1,915	1,931,940
Series 2023-4A, Class A 7.54%, 03/25/2032(a)	1,105	1,120,541

	Principal Amount (000)	U.S. $ Value

Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	$1,080	$1,090,325
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(a)	331	332,487
Santander Drive Auto Receivables Trust Series 2024-3, Class A2 5.91%, 06/15/2027	6,459	6,480,207
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026(a)	82	82,408
Series 2024-1A, Class A 6.61%, 10/15/2027(a)	2,860	2,879,952
Series 2024-2A, Class A 6.36%, 12/15/2027(a)	2,182	2,194,795
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(a)	1,076	1,077,534
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	1,934	1,955,602

		50,930,540

Other ABS - Fixed Rate – 4.1%
ACHV ABS Trust Series 2024-2PL, Class A 5.07%, 10/27/2031(a) (c)	8,200	8,197,758
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(a)	92	91,432
Series 2023-B, Class 1A 6.82%, 09/15/2028(a)	870	885,898
Series 2023-B, Class A 6.82%, 09/15/2028(a)	1,200	1,221,929
Series 2023-X1, Class A 7.11%, 11/15/2028(a)	295	295,792
Series 2024-X1, Class A 6.27%, 05/15/2029(a)	2,550	2,554,314
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)	829	829,508
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	584	586,066
Granite Park Equipment Leasing LLC Series 2023-1A, Class A2 6.51%, 05/20/2030(a)	2,233	2,251,519
Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)	1,680	1,687,574

	Principal Amount (000)	U.S. $ Value

Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)	$3,500	$3,573,888
Marlette Funding Trust Series 2023-2A, Class A 6.04%, 06/15/2033(a)	167	167,472
Series 2024-1A, Class A 5.95%, 07/17/2034(a)	1,930	1,936,703
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)	1,637	1,656,301
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(a)	3,548	3,549,843
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)	1,116	1,121,941
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust Series 2024-6, Class A 6.093%, 11/15/2031(a)	1,845	1,855,222
Pagaya AI Debt Trust
Series 2023-1, Class A 7.556%, 07/15/2030(a)	240	241,050
Series 2023-3, Class A 7.60%, 12/16/2030(a)	572	574,619
Series 2023-5, Class A 7.179%, 04/15/2031(a)	107	106,684
Series 2023-6, Class A 7.128%, 06/16/2031(a)	327	327,264
Series 2024-1, Class A 6.66%, 07/15/2031(a)	823	833,652
Series 2024-2, Class A 6.319%, 08/15/2031(a)	1,580	1,593,081
Series 2024-3, Class A 6.258%, 10/15/2031(a)	1,084	1,089,927
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)	318	318,702
Reach ABS Trust Series 2023-1A, Class A 7.05%, 02/18/2031(a)	161	161,773
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035(a)	4,863	4,979,789
Theorem Funding Trust
Series 2022-3A, Class A 7.60%, 04/15/2029(a)	367	369,751
Series 2023-1A, Class A 7.58%, 04/15/2029(a)	265	267,262
Upstart Securitization Trust
Series 2023-2, Class A 6.77%, 06/20/2033(a)	972	975,285
Series 2023-3, Class A 6.90%, 10/20/2033(a)	846	853,743

	Principal Amount (000)	U.S. $ Value

Verdant Receivables LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	$996	$1,011,350

		46,167,092

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)	4,805	4,858,496

Total Asset-Backed Securities (cost $101,133,665)		101,956,128

	Shares

SHORT-TERM INVESTMENTS – 10.0%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(d) (e) (f) (cost $51,594,433)	51,594,433	51,594,433

	Principal Amount (000)

Commercial Paper – 2.7%
AT&T, Inc. Zero Coupon, 09/26/2024(a)	$5,500	5,477,816
Glencore Funding LLC Zero Coupon, 09/09/2024(a)	5,500	5,491,621
Harley-Davidson Financial Services, Inc. Zero Coupon, 10/02/2024(a)	900	895,368
HSBC USA, Inc. Zero Coupon, 04/25/2025(a)	10,000	9,686,188
Intesa Sanpaolo Funding LLC
Zero Coupon, 10/09/2024	3,800	3,776,173
Zero Coupon, 02/03/2025	3,000	2,931,596
VW Credit, Inc. Zero Coupon, 09/11/2024(a)	2,026	2,022,327

Total Commercial Paper (cost $30,260,187)		30,281,089

U.S. Treasury Bills – 2.7%
United States – 2.7%
U.S. Treasury Bill Zero Coupon, 04/17/2025 (cost $29,644,270)	30,594	29,747,771

Total Short-Term Investments (cost $111,498,890)		111,623,293

U.S. $ Value

Total Investments – 99.2% (cost $1,105,583,244)(g)	$1,108,342,640
Other assets less liabilities – 0.8%	8,652,904

Net Assets – 100.0%	$1,116,995,544

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	725	December 2024	$79,313,868	$(72,945)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $233,537,912 or 20.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,819,915 and gross unrealized depreciation of investments was $(133,464), resulting in net unrealized appreciation of $2,686,451.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

US TBILL 3 Month – U.S. Treasury 3 Month Bill Money Market Yield

AB Active ETFs, Inc.

AB Ultra Short Income ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$524,903,185	$—	$524,903,185
Governments - Treasuries	—	369,860,034	—	369,860,034
Asset-Backed Securities	—	93,758,370	8,197,758	101,956,128
Short-Term Investments:
Investment Companies	51,594,433	—	—	51,594,433
Commercial Paper	—	30,281,089	—	30,281,089
U.S. Treasury Bills	—	29,747,771	—	29,747,771

Total Investments in Securities	51,594,433	1,048,550,449	8,197,758	1,108,342,640
Other Financial Instruments(a):
Assets:	—	—	—	—
Liabilities
Futures	(72,945)	—	—	(72,945)

Total	$51,521,488	$1,048,550,449	$8,197,758	$1,108,269,695

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,687	$850,101	$800,194	$51,594	$2,043